Consolidated Statements of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stockholders' equity	$ 8,788	$ 10,560	$ 9,611	$ 7,446
Retained Earnings
Total stockholders' equity	1,076	1,356	1,081	424	[1]
Adjustment [Member] | Retained Earnings
Total stockholders' equity				$ (33)	[1]

[1]	Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.